EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic earnings per share is based on net income and the weighted average number of shares outstanding during the year. The computation of diluted earnings per share is based on net income and the weighted average number of shares outstanding to include the restricted stock units based on the treasury stock method.

The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net loss from discontinued operations and net income (loss) are as follows:

(in thousands of $)	2014	2013	2012
Net income from continuing operations	16,253	3,530	5,882
Net loss from discontinued operations	(258)	(7,433)	(59,311)
Net income (loss)	15,995	(3,903)	(53,429)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2014	2013	2012
Weighted average number of shares outstanding - basic	52,445	25,620	24,432
Impact of restricted stock units	149	176	133
Weighted average number of shares outstanding - diluted	52,594	25,796	24,565